Concentration of Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Concentration of Risk [Abstract]
Revenue	$ 5,126,250	$ 3,382,432
Cost of revenue	$ 3,222,383	$ 1,958,632